Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current liabilities, presented in the balance sheets among “accrued expenses and other liabilities”:
Directors fee		$ 33	$ 36
Consultant services		91	204
Payroll, provision for bonus and for termination of employment		15	52
Accrued compensation expenses		139	$ 292
Current assets, presented in the balance sheets among “accounts receivable - trade”:	[1]	261
Accounts receivable - trade		$ 261

[1]	Screenz cross media Ltd. Media and Rabbi Interactive Ltd. related party of Eventer.